Business And Geographic Segment Information	12 Months Ended
Aug. 02, 2015
Segment Reporting [Abstract]
Business and Geographic Segment Information
Business and Geographic Segment Information
Through the fourth quarter of 2015, we reported the results of our operations in the following reportable segments: U.S. Simple Meals; Global Baking and Snacking; International Simple Meals and Beverages; U.S. Beverages; and Bolthouse and Foodservice. As of the beginning of 2016, we are managing our businesses in three divisions focused mainly on product categories. The new divisions, which represent our operating and reportable segments, are as follows:

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Americas Simple Meals and Beverages segment includes the retail and food service channel businesses in the U.S., Canada and Latin America. The segment includes the following products: Campbell’s condensed and ready-to-serve soups; Swanson broth and stocks; Prego pasta sauces; Pace Mexican sauces; Campbell’s gravies, pasta, beans and dinner sauces; Swanson canned poultry; Plum food and snacks; V8 juices and beverages; and Campbell’s tomato juice.

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Global Biscuits and Snacks segment includes Pepperidge Farm cookies, crackers, bakery and frozen products in U.S. retail; Arnott’s biscuits in Australia and Asia Pacific; and Kelsen cookies globally. The segment also includes the simple meals and shelf-stable beverages business in Australia and Asia Pacific.

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Campbell Fresh includes Bolthouse Farms fresh carrots, carrot ingredients, refrigerated beverages and refrigerated salad dressings; Garden Fresh Gourmet salsa, hummus, dips and tortilla chips, which was acquired in June 2015; and the U.S. refrigerated soup business.

We evaluate segment performance before interest, taxes and costs associated with restructuring activities. Unrealized gains and losses on commodity hedging activities are excluded from segment operating earnings and are recorded in Corporate expenses as these open positions represent hedges of future purchases. Upon closing of the contracts, the realized gain or loss is transferred to segment operating earnings, which allows the segments to reflect the economic effects of the hedge without exposure to quarterly volatility of unrealized gains and losses. In 2016, we elected to change our method of accounting for the recognition of actuarial gains and losses for defined benefit pension and postretirement plans and the calculation of expected return on pension plan assets as discussed in Note 1. In 2016, we also modified our method of allocating pension and postretirement benefit costs to segments. Through 2015, we included all components of benefit expense in measuring segment performance. In 2016, only service cost is allocated to segments. All other components of expense, including interest cost, expected return on assets, and recognized actuarial gains and losses will be reflected in Corporate and not included in segment operating results. Asset information by segment is not discretely maintained for internal reporting or used in evaluating performance.
Segment results have been adjusted retrospectively to reflect these revisions.
Our largest customer, Wal-Mart Stores, Inc. and its affiliates, accounted for approximately 20% in 2015, and 19% of consolidated net sales in 2014 and 2013. All of our reportable segments sold products to Wal-Mart Stores, Inc. or its affiliates.

	2015	2014	2013
Net sales
Americas Simple Meals and Beverages	$4,483	$4,588	$4,586
Global Biscuits and Snacks	2,631	2,725	2,574
Campbell Fresh	968	955	892
Total	$8,082	$8,268	$8,052

	2015	2014	2013
Earnings before interest and taxes
Americas Simple Meals and Beverages	$948	$1,030	$1,063
Global Biscuits and Snacks	383	366	355
Campbell Fresh	61	68	77
Corporate(1)	(236)	(142)	26
Restructuring charges(2)	(102)	(55)	(47)
Total	$1,054	$1,267	$1,474

	2015	2014	2013
Depreciation and amortization
Americas Simple Meals and Beverages	$123	$120	$208
Global Biscuits and Snacks	94	101	92
Campbell Fresh	70	69	81
Corporate(3)	16	15	15
Discontinued Operations	—	—	11
Total	$303	$305	$407

	2015	2014	2013
Capital expenditures
Americas Simple Meals and Beverages	$137	$136	$133
Global Biscuits and Snacks	137	127	120
Campbell Fresh	82	55	43
Corporate(3)	24	28	30
Discontinued Operations	—	1	10
Total	$380	$347	$336
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(1)
Represents unallocated corporate items. Pension and postretirement mark-to-market adjustments are included in Corporate. Charges were $138 and $31 in 2015, and 2014, respectively, and gains were $285 in 2013. Costs of $22 related to the implementation of our new organizational structure and cost reduction initiatives were included in 2015. In addition, a loss of $9 on foreign exchange forward contracts related to the sale of the European simple meals business and restructuring-related costs of $3 were included in 2014. Restructuring-related costs of $91 and acquisition costs of $10 were included in 2013.

(2)	See Note 8 for additional information.

(3)	Represents primarily corporate offices.
Our global net sales based on product categories are as follows:

	2015	2014	2013
Net sales
Simple Meals	$4,446	$4,511	$4,446
Baked Snacks	2,502	2,571	2,408
Beverages	1,134	1,186	1,198
Total	$8,082	$8,268	$8,052
Simple Meals include condensed and ready-to-serve soups, broths, sauces, carrot products, refrigerated salad dressings, refrigerated salsa, hummus, dips and Plum foods and snacks. Baked Snacks include cookies, crackers, biscuits and other baked products.
Geographic Area Information
Information about operations in different geographic areas is as follows:

	2015	2014	2013
Net sales
United States	$6,400	$6,432	$6,195
Australia	646	709	801
Other countries	1,036	1,127	1,056
Total	$8,082	$8,268	$8,052

	2015	2014	2013
Long-lived assets
United States	$1,942	$1,844	$1,804
Australia	232	306	317
Other countries	173	168	139
Total	$2,347	$2,318	$2,260